Other Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	Note 4 – Other Accounts Receivable
	As of December 31,
	2017	2016
	(in thousands)
Government institutions	$55	$30
Prepaid expenses	100	254
	$155	$284